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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07733

                      Pioneer International Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

         Pioneer International Equity Fund
         SCHEDULE OF INVESTMENTS  12/31/2006

Shares                                               Value

         PREFERRED STOCKS - 2.2 %
         Automobiles & Components - 0.7 %
         Automobile Manufacturers - 0.7 %
1,212    Porsche AG                               $1,541,150
         Total Automobiles & Components           $1,541,150
         Utilities - 1.6 %
         Multi-Utilities - 1.6 %
37,608   RWE AG                                   $3,567,673
         Total Utilities                          $3,567,673
         TOTAL PREFERRED STOCKS
         (Cost  $3,847,243)                       $5,108,823
         COMMON STOCKS - 94.7 %
         Energy - 8.6 %
         Integrated Oil & Gas - 6.6 %
35,257   Gazprom  (A.D.R.)                        $1,622,926
17,149   Petrobras Brasileiro (A.D.R.)             1,590,741
80,573   Repsol SA                                 2,781,089
144,623  Royal Dutch Shell Plc                     5,099,947
54,553   Total SA                                  3,932,885
                                                  $15,027,58
         Oil & Gas Equipment And Services - 0.5 %
17,045   Technip (b)                              $1,169,332
         Oil & Gas Exploration & Production - 1.5 %
1,792,000CNOOC, Ltd.                              $1,696,012
56,200   Norsk Hydro AS *                          1,727,152
                                                  $3,423,164
         Total Energy                             $19,620,08
         Materials - 7.4 %
         Commodity Chemicals - 0.8 %
265,200  Asahi Kasei Corp. * (b)                  $1,738,030
         Construction Materials - 2.4 %
22,278   CRH Plc                                  $  925,132
38,583   Holcim, Ltd.                              3,525,294
7,154    Lafarge BR                                1,063,630
                                                  $5,514,056
         Diversified Metals & Mining - 2.6 %
113,813  Broken Hill Proprietary Co., Ltd.        $2,263,649
31,105   Freeport-McMoRan Copper & Gold, Inc. (Cla 1,733,482
36,276   Rio Tinto Plc                             1,927,990
                                                  $5,925,121
         Steel - 1.6 %
41,095   Companhia Vale do Rio Doce (A.D.R.)      $1,078,744
52,900   Hitachi Metals, Ltd.                        563,867
41,800   JFE Holdings, Inc.                        2,142,102
                                                  $3,784,713
         Total Materials                          $16,961,92
         Capital Goods - 10.6 %
         Building Products - 1.4 %
97,000   Asahi Glass Co., Ltd.                    $1,165,945
24,112   Compagnie de Saint Gobain                 2,024,541
                                                  $3,190,486
         Construction & Engineering - 0.7 %
82,000   Chiyoda Corp. *                          $1,607,594
         Construction & Farm Machinery & Heavy Trucks - 0.6 42,380 Daewoo Heavy Industries & Machinery, Ltd.$1,328,392
         Electrical Component & Equipment - 0.5 %
10,402   Schneider Electric SA                    $1,150,244
         Heavy Electrical Equipment - 1.2 %
292,700  Mitsubishi Electric Corp.                $2,674,268
         Industrial Conglomerates - 3.0 %
152,000  Hutchinson Whampoa, Ltd.                 $1,539,610
152,400  Keppel Corp.                              1,744,644
36,727   Siemens                                   3,662,177
                                                  $6,946,431
         Industrial Machinery - 1.6 %
87,646   AB SKF                                   $1,610,694
37,600   Kurita Water Industries, Ltd. *             810,165
95,400   Nabtesco Corp.                            1,197,065
                                                  $3,617,924
         Trading Companies & Distributors - 1.6 %
123,600  Mitsubishi Corp. *                       $2,319,196
62,000   Wolseley                                  1,491,670
                                                  $3,810,866
         Total Capital Goods                      $24,326,20
         Commercial Services & Supplies - 0.4 %
         Office Services & Supplies - 0.4 %
56,837   Buhrmann NV                              $  844,246
         Total Commercial Services & Supplies     $  844,246
         Transportation - 1.5 %
         Air Freight & Couriers - 1.0 %
5,209    Panalpina Welttransport Holding AG       $  709,992
33,959   TNT NV                                    1,460,652
                                                  $2,170,644
         Railroads - 0.5 %
177      East Japan Railway Co.                   $1,180,165
         Total Transportation                     $3,350,809
         Automobiles & Components - 3.8 %
         Auto Parts & Equipment - 0.9 %
53,300   Denso Corp.                              $2,116,223
         Automobile Manufacturers - 2.3 %
16,785   Hyundai Motor Co., Ltd. *                $1,218,954
62,900   Toyota Motor Co.                          4,124,856
                                                  $5,343,810
         Tires & Rubber - 0.5 %
10,510   Continental AG                           $1,221,560
         Total Automobiles & Components           $8,681,593
         Consumer Durables & Apparel - 3.7 %
         Apparel, Accessories & Luxury Goods - 0.4 %
15,511   Adidas-Salomon AG                        $  772,128
10,157   Burberry Group Plc                          127,701
                                                  $  899,829
         Consumer Electronics - 1.1 %
83,400   Matsushita Electric Industrial Co., Ltd. $1,676,971
19,394   TomTom NV * (b)                             837,064
                                                  $2,514,035
         Homebuilding - 1.4 %
75,359   Persimmon Plc                            $2,251,602
73,970   Wimpey (George) Plc                         805,474
                                                  $3,057,076
         Leisure Products - 0.2 %
19,200   Sega Sammy Holdings, Inc.                $  518,363
         Photographic Products - 0.6 %
54,600   Agfa Gevaert NV *                        $1,394,307
         Total Consumer Durables & Apparel        $8,383,610
         Consumer Services - 0.8 %
         Casinos & Gaming - 0.3 %
16,068   Opap SA                                  $  620,714
         Hotels, Resorts & Cruise Lines - 0.5 %
23,384   Carnival Corp.                           $1,146,985
         Total Consumer Services                  $1,767,699
         Media - 1.5 %
         Broadcasting & Cable TV - 0.8 %
237,250  ITV Plc                                  $  494,618
108,073  Mediaset S.p.A                            1,281,779
                                                  $1,776,397
         Movies & Entertainment - 0.7 %
42,987   Vivendi SA                               $1,673,932
         Total Media                              $3,450,329
         Retailing - 1.9 %
         Catalog Retail - 0.1 %
28,841   Home Retail Group                        $  230,946
         Department Stores - 1.8 %
122,263  Debenhams Plc                            $  453,221
9,399    Next Plc                                    330,411
5,700    Pinault-Printemps Redoute *                 851,184
172,400  Takashimaya Co., Ltd. * (b)               2,438,811
                                                  $4,073,627
         Total Retailing                          $4,304,573
         Food & Drug Retailing - 0.7 %
         Drug Retail - 0.7 %
96,847   Alliance Boots Plc                       $1,580,944
         Total Food & Drug Retailing              $1,580,944
         Food Beverage & Tobacco - 4.1 %
         Brewers - 0.9 %
93,917   South African Breweries Plc              $2,155,158
         Distillers & Vintners - 1.0 %
129,430  C&C Group Plc                            $2,290,061
         Packaged Foods & Meats - 1.2 %
7,548    Nestle SA                                $2,676,099
         Tobacco - 1.0 %
81,163   British American Tobacco Plc             $2,270,866
         Total Food Beverage & Tobacco            $9,392,184
         Household & Personal Products - 1.3 %
         Household Products - 0.4 %
16,684   Reckitt Benckiser Plc                    $  762,550
         Personal Products - 0.9 %
70,000   Kose Corp. (b)                           $2,113,118
         Total Household & Personal Products $2,875,668 Health Care Equipment & Services - 0.9 %
         Health Care Equipment - 0.6 %
10,608   Synthes, Inc.                            $1,264,197
         Health Care Services - 0.3 %
5,284    Fresenius Medical Care AG                $  701,943
         Total Health Care Equipment & Services $1,966,140 Pharmaceuticals & Biotechnology - 5.8 % Pharmaceuticals - 5.8 %
50,811   Astrazeneca Plc                          $2,726,372
82,300   Daiichi Sankyo Co., Ltd.                  2,572,055
26,253   Roche Holdings AG                         4,696,060
22,272   Shire Pharmaceuticals Group Plc (A.D.R.)  1,375,519
27,341   UCB SA                                    1,874,139
                                                  $13,244,14
         Total Pharmaceuticals & Biotechnology    $13,244,14
         Banks - 16.8 %
         Diversified Banks - 16.8 %
29,000   ABN AMRO Holding NV *                    $  930,141
345,969  Banca Intesa S.p.A.                       2,663,885
269,069  Barclays Plc                              3,832,582
51,263   BNP Paribas SA                            5,566,958
37,800   Commonwealth Bank of Australia            1,472,582
66,277   Depfa Bank Plc                            1,189,376
164,000  Development Bank of Singapore, Ltd.       2,415,913
42,400   Dexia *                                   1,160,709
12,461   Kookmin Bank (A.D.R.) *                   1,004,855
0        Mitsubishi UFJ Financial Group, Inc.          2,488
450      Mizuho Financial Group, Inc. *            3,217,971
163,241  Royal Bank of Scotland Group Plc          6,346,358
20,433   Societe Generale                          3,456,335
249      Sumitomo Mitsui Financial Group, Inc.     2,539,602
21,623   Uniao de Bancos Brasileiros SA (G.D.R.) ( 2,010,074
82,810   Westpac Banking Corp.                     1,579,551
                                                  $39,389,38
         Total Banks                              $39,389,38
         Diversified Financials - 4.8 %
         Asset Management & Custody Banks - 0.4 %
86,825   Man Group Plc                            $  888,442
         Consumer Finance - 0.2 %
38,306   Provident Financial Plc *                $  524,479
         Diversified Capital Markets - 3.5 %
81,280   CS Group                                 $5,669,559
16,890   Deutsche Bank AG                          2,257,236
                                                  $7,926,795
         Investment Banking & Brokerage - 0.7 %
85,500   Nomura Securites Co., Ltd.               $1,617,314
         Total Diversified Financials             $10,957,03
         Insurance - 4.4 %
         Multi-Line Insurance - 3.8 %
172,876  Aviva Plc                                $2,786,603
84,497   AXA                                       3,406,319
9,140    Zurich Financial Services                 2,451,518
                                                  $8,644,440
         Property & Casualty Insurance - 0.6 %
139,600  Mitsui Sumitomo Insurance Co.            $1,529,182
         Total Insurance                          $10,173,62
         Real Estate - 1.2 %
         Real Estate Management & Development - 1.2 %
111,200  Mitsui Fudosan Co. *                     $2,719,134
         Total Real Estate                        $2,719,134
         Software & Services - 0.5 %
         Application Software - 0.4 %
167,700  The Sage Group Plc *                     $  883,912
         IT Consulting & Other Services - 0.1 %
5,182    Atos Origin *                            $  306,668
         Total Software & Services                $1,190,580
         Technology Hardware & Equipment - 2.9 %
         Communications Equipment - 1.1 %
607,310  Ericsson LM                              $2,447,511
         Electronic Equipment & Instruments - 0.7 %
22,400   Nidec Corp.                              $1,734,827
         Office Electronics - 1.1 %
45,100   Canon, Inc.                              $2,553,715
         Total Technology Hardware & Equipment    $6,736,053
         Semiconductors - 2.1 %
         Semiconductor Equipment - 1.3 %
19,305   ASM Lithography Holding NV *             $  477,174
33,200   Tokyo Electron, Ltd.                      2,621,362
                                                  $3,098,536
         Semiconductors - 0.8 %
127,576  Hon Hai Precision Industry, (G.D.R.) *   $1,796,589
         Total Semiconductors                     $4,895,125
         Telecommunication Services - 6.2 %
         Alternative Carriers - 3.0 %
63,840   Fastweb                                  $3,633,060
447,029  Inmarsat Plc                              3,329,304
                                                  $6,962,364
         Integrated Telecommunication Services - 2.4 %
340      Nippon Telegraph & Telephone Corp.       $1,679,802
109,882  Telekom Austria AG                        2,940,636
101,760  Telekomunikacja Polska SA                   859,229
                                                  $5,479,667
         Wireless Telecommunication Services - 0.8 %
34,399   Mobile Telesystems (A.D.R.)              $1,726,486
         Total Telecommunication Services         $14,168,51
         Utilities - 3.1 %
         Electric Utilities - 3.1 %
73,600   Chubu Electric Power Co., Inc. *         $2,197,813
35,864   E.On AG                                   4,864,668
                                                  $7,062,481
         Total Utilities                          $7,062,481
         TOTAL COMMON STOCKS
         (Cost  $182,992,740)                     $218,042,0

         TEMPORARY CASH INVESTMENTS - 9.4 %
         Repurchase Agreement - 5.8 %
13,300,000 UBS Warburg, Inc. 4.7%, dated 12/29/06, repurchase price of $13,300,000 plus accrued interest on 1/2/0 collateralized by $13,366,000 U.S. Treasury Bill,
         5.625%, 5/15/08                          $13,300,000
         Security Lending Collateral - 3.6%
8,249,365Security Lending Investment Fund, 5.26%  $8,249,365
         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $21,549,365)                      $21,549,365
         TOTAL INVESTMENT IN SECURITIES - 106.7%
         (Cost  $208,389,348) (a)                 $244,700,259
         OTHER ASSETS AND LIABILITIES (6.7)%      $(15,416,833)
         TOTAL NET ASSETS -100.0%                 $229,283,426


*        Non-income producing security.
(A.D.R.) American Depositary Receipt.
(G.D.R.) Global Depositary Receipt.
(144A) Security is exempt from registration under Rule 144 of the Securities Act of 1933. Such securities may resold normally to qualified institutional buyers i transaction exempt from registration. At December 2006, the value of these securities amounted to $2, or 0.9% of net assets.

(a) At December 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $208,389,348 was as follows:

         Aggregate gross unrealized gain for all investments which there is an excess of value over ta$37,795,06

         Aggregate gross unrealized loss for all investments which there is an excess of tax cost over (1,484,15

         Net unrealized gain                      $36,310,91


(b)       At December 31, 2006, the following securities
         were out on loan:
Shares                   Security                    Value
88,000   Asahi Kasei Corp. *                      $1,056,103
63,000   Kose Corp.                                1,903,403
82,000   Takashimaya Co., Ltd. *                   1,157,518
16,000   Technip                                   1,097,117
18,000   TomTom NV *                               776,632
20,417   Uniao de Bancos Brasileiros SA
         (G.D.R.) (144A)                           1,897,964
         Total                                     7,888,737


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Equity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 1, 2007

* Print the name and title of each signing officer under his or her signature.